VARIABLE INTEREST ENTITIES - Schedule of Net Gain / (Loss) Related to consolidated VIEs (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Net gain / (loss) on consolidated VIEs	$ (133,167)	$ 63,018	$ 258,791	$ 97,827	$ (464,918)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net gain / (loss) on consolidated VIEs			0	0	(166,113)
Net income / (loss) attributable to NCI on consolidated VIEs			$ 0	$ 0	$ (97,219)